MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

May 3, 2010

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:   Morgan Stanley Tax-Exempt Securities Trust

File Nos.: 002-66268; 811-02979

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 29, 2010.

If you have any questions, please feel free to contact me at 212.296.6960 (tel) or 646.329.9957 (fax).

Very truly yours,

/s/ Lou Anne McInnis
Lou Anne McInnis
Assistant Secretary

Enclosure

cc:   Stefanie V. Chang Yu